Income per Common Unit of the Operating Partnership (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Income from continuing operations net of noncontrolling interest									$ 144,296	$ 229,816	$ 321,197
Income available to common shareholders									$ 479,607	$ 282,340	$ 356,817
Weighted Average Shares
Income from continuing operations net of noncontrolling interest - basic (shares)									147,275	146,742	146,204
Dilutive shares/units for long-term compensation plans (shares)									946	799	685
Net Income (Loss) Available to Common Stockholders, Diluted									$ 479,607	$ 282,340	$ 356,817
Income from continuing operations net of noncontrolling interest - diluted (shares)									148,221	147,541	146,889
Per Share/Unit
Income from continuing operations net of noncontrolling interest - basic (USD per share/unit)									$ 0.98	$ 1.56	$ 2.20
Discontinued operations net of noncontrolling interest - basic (USD per share/unit)									2.28	0.36	0.24
Net income available to common shareholders - basic (USD per share/unit)	$ 1.15	$ 1.02	$ 0.13	$ 0.95	$ 0.87	$ 0.41	$ 0.35	$ 0.29	$ 3.26	$ 1.92	$ 2.44
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic									$ 335,311	$ 52,524	$ 35,620
Per Share
Income from continuing operations net of noncontrolling interest - diluted (USD per share/unit)									$ 0.97	$ 1.55	$ 2.19
Discontinued operations net of noncontrolling interest - diluted (USD per share/unit)									2.27	0.36	0.24
Income per common share - diluted (USD per share/unit)	$ 1.14	$ 1.01	$ 0.13	$ 0.95	$ 0.87	$ 0.40	$ 0.35	$ 0.29	$ 3.24	$ 1.91	$ 2.43
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Diluted									$ 335,311	$ 52,524	$ 35,620
Liberty Property Limited Partnership
Income
Income from continuing operations net of noncontrolling interest									148,171	235,769	329,411
Less: Preferred unit distributions									(472)	(472)	(472)
Income from continuing operations available to common unitholders									147,699	235,297	328,939
Income available to common shareholders									$ 491,021	$ 289,092	$ 365,415
Weighted Average Shares
Income from continuing operations net of noncontrolling interest - basic (shares)									150,795	150,270	149,740
Dilutive shares/units for long-term compensation plans (shares)									946	799	685
Net Income (Loss) Available to Common Stockholders, Diluted									$ 491,021	$ 289,092	$ 365,415
Income from continuing operations net of noncontrolling interest - diluted (shares)									151,741	151,069	150,425
Per Share/Unit
Income from continuing operations net of noncontrolling interest - basic (USD per share/unit)									$ 0.98	$ 1.56	$ 2.20
Discontinued operations net of noncontrolling interest - basic (USD per share/unit)									2.28	0.36	0.24
Net income available to common shareholders - basic (USD per share/unit)									$ 3.26	$ 1.92	$ 2.44
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic									$ 343,322	$ 53,795	$ 36,476
Per Share
Income from continuing operations net of noncontrolling interest - diluted (USD per share/unit)									$ 0.97	$ 1.55	$ 2.19
Discontinued operations net of noncontrolling interest - diluted (USD per share/unit)									2.27	0.36	0.24
Income per common share - diluted (USD per share/unit)									$ 3.24	$ 1.91	$ 2.43
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Diluted									$ 343,322	$ 53,795	$ 36,476